Investment Strategy - Fitz-Gerald Must Have Dividend Portfolio(R) ETF	Nov. 13, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund that seeks to achieve its investment objective by investing primarily in dividend-paying equity securities of companies selected using a proprietary “Must Have Dividend Portfolio®” framework (described below). The framework reflects more than 40 years of ongoing investment research developed by Keith Fitz-Gerald, one of the portfolio managers of Nicholas Wealth, LLC (the “Sub-Adviser” or “Nicholas Wealth”).

Under normal circumstances, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in dividend-paying equity securities. For purposes of this policy, an equity security is considered “dividend-paying” if its issuer has paid at least one regular cash dividend during the twelve months preceding the time of purchase or has declared a regular cash dividend that has not yet been paid. The Fund may invest up to 20% of its net assets in equity securities of companies that do not satisfy this definition, including companies that the Sub-Adviser believes are returning capital to shareholders principally through share repurchases or debt reduction, or are reasonably expected to initiate or resume a dividend. The Fund will provide shareholders with at least 60 days’ prior notice of any change to this policy. The Sub-Adviser determines whether a security qualifies for the Fund’s 80% basket by reference to the issuer’s dividend payment history as reported in the issuer’s public filings and third-party financial data sources at the time of purchase. Consistent with Rule 35d-1, as amended, the Fund will review its holdings for compliance with the 80% investment policy at least quarterly and, if the Fund departs from the policy, will return to compliance within the time period required by the rule.

The Fund’s investment strategy employs a thematic investment process designed to identify companies that the Sub-Adviser believes are well positioned to generate durable, growing shareholder yield – defined as the combination of cash dividends, share buybacks, and debt paydown – while also benefiting from long-term structural changes taking place over multi-year and multi-decade time horizons. The Sub-Adviser seeks to identify companies with strong free-cash-flow generation, consistent or growing dividend histories, and durable competitive advantages that may not be readily captured through conventional sector, industry, market capitalization, or geographic classifications.

True Shareholder Yield Focus

Unlike traditional income funds that focus solely on dividend yield, the Fund targets what the Sub-Adviser refers to as “true shareholder yield” (“TSY®”) – a broader and more complete measure of the capital returned to investors. The Sub-Adviser evaluates each potential holding based on three yield components:

The Sub-Adviser defines a company’s TSY® as the total capital the company returns to its shareholders through (i) dividend payments, (ii) share buybacks, net of shares issued, and (iii) reduction of the company’s outstanding debt. The Sub-Adviser believes each of these measures has limits on its own, and that together they give a fuller picture of a company’s capacity and willingness to return capital to shareholders. Using its proprietary quantitative model, the Sub-Adviser ranks eligible companies by TSY® and generally focuses on companies ranking in the top 20% of the eligible universe. A company scores highly across all three components when it ranks favorably relative to the eligible universe on each of dividends, net buybacks and debt reduction. The Sub-Adviser gives preference to such companies; however, the Sub-Adviser may invest in a company that scores low or negative on one or more components, including where the Sub-Adviser believes a company is temporarily increasing debt or issuing shares to fund capital investment or acquisitions or taking other actions that the Sub-Adviser expects to support higher shareholder returns over time.

Thematic Investment Framework

In selecting investments, the Sub-Adviser employs the Must Have Dividend Portfolio® proprietary, top-down research and screening framework designed to evaluate cross-sector structural themes and translate those themes into security selection. That is, the Sub-Adviser evaluates companies for alignment with one or more of five structural theme categories (the “5Ds”):

●	Digitalization: Companies that the Sub-Adviser believes benefit from the adoption of digital technologies, such as software, cloud computing, data infrastructure, automation and artificial intelligence. A company may qualify in one of two ways: (i) as a provider, if it derives a significant portion of its revenue (generally at least 25%) from selling digital products, services or the infrastructure that supports them (for example, semiconductor, software, data center, networking and payment processing companies); or (ii) as an adopter, if the Sub-Adviser determines that the company’s use of digital technologies has produced, or is expected to produce, measurable improvements in its business, such as higher operating margins, lower unit costs, faster revenue growth or a growing share of revenue from digital channels (for example, an industrial company using automation to reduce production costs, or a retailer with a growing share of e-commerce sales). Digital technologies may also allow a company to build a platform that extends well beyond its original business. For example, a consumer electronics company may use its devices as a platform for app distribution, payments, cloud storage and subscription services, and an automaker may use software in its vehicles to deliver over-the-air updates and driver-assistance subscriptions and to support its charging network and energy storage businesses, robotics, AI and more.

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Defense: Companies that support national security, either by providing (i) strategic capabilities, meaning products and services sold to governments for military, intelligence, aerospace, cybersecurity or other national security purposes, including dual-use technologies with both commercial and government applications; or (ii) resilience, meaning products and services that protect or secure critical infrastructure and supply, such as electric power, water, telecommunications, cybersecurity for critical infrastructure, and the domestic or allied production of critical materials, semiconductors, energy, food and medicine. The Sub-Adviser considers a company to fall within this theme if it derives a significant portion of its revenue (generally at least 25%) from these activities or if the Sub-Adviser determines that the company is a principal supplier or beneficiary of such products or services. In evaluating companies that derive revenue from government contracts, the Sub-Adviser favors companies whose revenues are supported by multi-year contracts or established government programs. In making this assessment, the Sub-Adviser generally considers (i) the company’s contract backlog relative to its annual revenue (with a preference for backlog of at least 1.5 times trailing annual revenue); (ii) the portion of revenue derived from multi-year contracts or long-standing programs; (iii) the company’s historical record of contract renewals; and (iv) the stability of the company’s revenue over the prior five years. No single factor is determinative.

●	Diffusion: Companies that supply technologies, components, materials, equipment or resources that businesses in many different industries rely on to adopt new technologies or expand their operations. Examples include manufacturers of semiconductors and semiconductor equipment, electrical and power equipment, networking and communications equipment, industrial gases and specialty materials, and providers of technology platforms or intellectual property licensed across industries. The Sub-Adviser identifies qualifying companies by evaluating whether the company sells to customers in multiple industries or end markets and whether its products or services are an input on which those customers depend.

●	Distribution: “Asset-light” refers to a company that can grow its revenue without owning or investing heavily in physical assets such as factories, equipment, vehicles or real estate, for example by relying on software, networks, licensing, franchising or third-party partners. In determining whether a company operates an asset-light model, the Sub-Adviser generally considers the company’s capital expenditures as a percentage of revenue relative to its industry peers, its return on invested capital, and the portion of its net income that converts into free cash flow. The Sub-Adviser believes asset-light companies generally require less reinvestment to grow and may therefore have more cash available to return to shareholders.

●	Dislocation: Companies that the Sub-Adviser believes are positioned to benefit from disruptions to supply chains, labor markets or competitive conditions. In assessing this positioning, the Sub-Adviser considers whether a company (i) has supply chain advantages, such as domestic or diversified production, vertical integration or proximity to customers; (ii) is less dependent on scarce labor, or provides automation or other solutions to companies facing labor shortages; or (iii) is gaining market share or pricing power as competitors are weakened or exit, as indicated by market share trends, revenue growth relative to its industry, and the stability of its margins relative to peers. The Sub-Adviser believes that market share gains, pricing power and lower operating costs may increase a company’s free cash flow and, in turn, its capacity to pay dividends, repurchase shares or reduce debt.

In addition to aligning with one or more of the 5Ds, a company must also satisfy the Fund’s shareholder yield criteria described under “Equity Selection Process—Yield Screening” below.

Equity Selection Process

The Sub-Adviser generally applies a multi-step process to construct the Fund’s portfolio:

1.	Theme Screening. The Sub-Adviser screens for companies that satisfy the criteria for one or more of the 5Ds described above under “Thematic Investment Framework.”

2.

Yield Screening: The Sub-Adviser evaluates whether a company has the capacity and the intent to return capital to shareholders. Using its proprietary quantitative model, the Sub-Adviser evaluates three measures: (i) free cash flow, meaning the cash a company generates after paying its operating expenses and capital expenditures; (ii) total capital returned, meaning dividends paid, plus share repurchases net of shares issued (including shares issued as employee stock compensation), plus debt repaid; and (iii) capacity, meaning total capital returned as a proportion of free cash flow, which indicates whether the company’s capital returns are funded by the cash its business generates. To assess intent, the Sub-Adviser also considers the company’s history of dividend payments, share repurchases and debt reduction; any board-authorized repurchase program; and any publicly stated capital return or debt reduction policy. The Sub-Adviser weighs these measures together. No single measure is determinative, and the Sub-Adviser may determine that a company is eligible even if it does not rank favorably on every measure. Among eligible companies, the Sub-Adviser prefers those that have maintained or increased their regular dividend in each of the last three fiscal years, but this is a preference, not an eligibility requirement. A company without a three-year dividend record may qualify, for example, if it has recently initiated a dividend supported by free cash flow, returns capital principally through share repurchases or debt reduction, or is a recent spin-off from a company with an established dividend record. Investments in companies that are not dividend-paying are subject to the Fund’s 80% investment policy.

3.

Linkage Analysis (“Connect the Dots”). The Sub-Adviser evaluates how a company’s exposure to one or more of the 5Ds is expected to affect its revenue and free cash flow, including whether the company benefits from more than one theme or supplies products or services to other companies that benefit from the themes. Using its proprietary research, the Sub-Adviser assesses the sustainability of a company’s free cash flow by considering factors such as the consistency and trend of its free cash flow, the portion of its revenue that is recurring or contracted, and the capital expenditures required to maintain its business. No single factor is determinative. The Sub-Adviser seeks companies that it expects can increase their dividends, share repurchases or debt reduction over time because it expects their free cash flow to grow faster than the reinvestment their businesses require.

4.

Security Selection. From the companies that pass Steps 1 through 3, the Sub-Adviser selects the Fund’s holdings by weighing the following characteristics: (i) strong and growing free cash flow; (ii) products or services the Sub-Adviser views as “must have” rather than “nice to have”; (iii) a leading competitive position; (iv) a track record of, and credible commitment to, consistent or growing dividends; and (v) a conservative balance sheet. Each characteristic is described below. A company is not required to exhibit every characteristic, and no single characteristic is determinative; the Sub-Adviser weighs them together in determining which companies to select and how much of the Fund’s assets to invest in each. The Sub-Adviser may also consider other factors it deems relevant, such as valuation, market conditions and portfolio risk, and may continue to hold a company that no longer exhibits one or more of these characteristics if it believes doing so is in the best interests of the Fund. While the Fund’s core strategy is not expected to change, the Sub-Adviser may refine the methods it uses to evaluate these characteristics and to determine a company’s suitability for the Fund as its research develops and market conditions change.

The Sub-Adviser calculates free cash flow as cash flow from operations less capital expenditures, as reported in the company’s financial statements. Free cash flow is not based on revenue or market share. Using its proprietary research, the Sub-Adviser evaluates whether a company’s free cash flow is strong by considering factors such as its level relative to the company’s revenue and to industry peers and its consistency over time, and whether it is growing by considering its historical trend and the Sub-Adviser’s expectations for the company. No single factor is determinative. For a company making significant growth investments, the Sub-Adviser may evaluate free cash flow before growth-related capital expenditures. For real estate investment trusts, the Sub-Adviser may use adjusted funds from operations as the measure of free cash flow.

The Sub-Adviser seeks companies that make products or provide services the world cannot live without. The Sub-Adviser considers a product or service to be “must have” if customers generally continue to buy it during economic downturns because it is essential to their operations, health, safety or daily lives, or because it would be costly or difficult to replace. By contrast, a “nice to have” product or service is one that customers can readily delay, reduce or substitute. In making this distinction, the Sub-Adviser considers the stability of the company’s revenue during prior economic downturns, the portion of its revenue that is recurring, subscription-based or contracted, customer retention or renewal rates, and the company’s ability to raise prices without a significant loss of sales. For example, a technology company whose devices are used daily by billions of people, and whose services are paid for through recurring subscriptions, provides products and services that are “must have.” A company selling a discretionary consumer product that customers readily stop using or paying for when budgets tighten is “nice to have.”

The Sub-Adviser generally considers a company to have a leading competitive position if, in the Sub-Adviser’s judgment, it ranks among the top three participants in the markets in which it competes, considering factors such as revenue, market share and innovation (for example, leadership in research and development, intellectual property or adoption of new products), based on company filings, industry data and third-party research. Because the Sub-Adviser believes that leading companies increasingly compete across traditional sector and industry classifications, the Sub-Adviser defines a company’s relevant markets by the products and services it sells and the customers it serves, rather than by standard industry classification systems. A company may compete in more than one market. This assessment is subjective, and the Sub-Adviser may invest in a company that does not rank among the top three if it believes the company is gaining market share or has a competitive advantage not reflected in these factors. This includes earlier-stage companies and companies that the Sub-Adviser believes have a breakthrough catalyst, such as a new technology, product or business model, that could materially change their competitive position in the future. The Sub-Adviser may invest both in companies that create entirely new markets and in companies that improve on existing ones. Earlier-stage companies may not pay dividends or have a positive TSY®. Any investment in such a company is made within the up to 20% of the Fund’s net assets that is not subject to the Fund’s 80% investment policy.

The Sub-Adviser considers a company to have a track record of consistent or growing dividends if it has paid a regular cash dividend that it has maintained or increased, generally over at least the prior three fiscal years, and gives greater weight to companies with longer records of dividend growth. In evaluating whether a company has a credible commitment to consistent or growing dividends, the Sub-Adviser considers factors such as whether the dividend is supported by the company’s free cash flow and earnings, any dividend policy publicly stated by its board, the company’s dividend history during prior economic downturns, and the strength of its balance sheet. No single factor is determinative, and the Sub-Adviser may invest in a company with a shorter dividend record as described under “Yield Screening” above.

The Sub-Adviser considers a company to have a conservative balance sheet if its debt is low relative to its earnings and its earnings comfortably cover its interest payments. Using its proprietary research, the Sub-Adviser considers factors such as a company’s debt relative to its earnings and cash flow, its ability to cover its interest payments, its credit rating, if any, and the timing of its debt maturities. No single factor is determinative. For banks, insurers and real estate companies, the Sub-Adviser uses industry-appropriate measures, such as regulatory capital ratios or debt to total assets. To assess whether a company can sustain its capital return programs through economic cycles, the Sub-Adviser considers whether the company maintained its dividend during prior downturns and whether its free cash flow would cover its dividend and interest payments in a period of significantly reduced revenue. The Sub-Adviser may invest in a company that has temporarily increased its debt to fund capital investment or an acquisition if the Sub-Adviser expects the company to reduce that debt over time.

The Sub-Adviser uses proprietary quantitative models that generate signals based on market liquidity (such as trading volume and bid-ask spreads), quality (such as return on invested capital, earnings stability and free cash flow consistency), and price performance (such as relative strength and volatility). The Sub-Adviser uses these signals to rank the expected returns of companies that have passed Steps 1 through 3, to compare the relative attractiveness of the 5D themes, and to inform the size and timing of purchases and sales. The signals inform, but do not replace, the Sub-Adviser’s judgment.

The Sub-Adviser also seeks to manage the Fund’s overall portfolio risk primarily through position sizing (adjusting the dollar amount or weight of each investment in the portfolio) and beta balancing (managing the portfolio’s sensitivity to broad market movements, commonly measured relative to a benchmark). These techniques are used to seek to distribute risk across holdings, including through a risk-parity-oriented approach (an approach that seeks to allocate risk more evenly among investments rather than allocating based solely on capital or conventional diversification/allocation modelling). The Sub-Adviser also seeks to maintain an adaptive framework that may tilt toward relative strength over time (increasing exposure to investments exhibiting comparatively stronger recent performance or other favorable characteristics). There can be no assurance that these methods will be successful.

The Sub-Adviser generally reviews the Fund’s portfolio for rebalancing at least three times per year, although it may determine at a scheduled review that market conditions do not warrant changes to the portfolio. At each scheduled review, the Sub-Adviser re-applies the screening and selection process described above to determine which companies qualify for the Fund and how much to invest in each. Between scheduled rebalances, the Sub-Adviser may buy or sell securities when, for example, (i) a holding no longer meets the Fund’s criteria, such as when a company reduces or suspends its dividend or its balance sheet weakens; (ii) a company not held by the Fund newly meets the Fund’s criteria, such as by initiating a dividend; (iii) a corporate action, such as a merger, acquisition or spin-off, affects a holding; (iv) a position grows or shrinks beyond the Sub-Adviser’s risk limits as a result of price changes; or (v) the Sub-Adviser determines that changes are warranted by market conditions, including periods of significant volatility, reduced liquidity or other unusual events.

In addition, the Fund may depart from its principal investment strategies, including its 80% investment policy, and hold cash or cash equivalents for temporary defensive purposes in response to adverse market, economic, political or other conditions. During such periods, the Fund may not achieve its investment objective.

Portfolio Attributes

The Fund’s portfolio will generally consist of 20 to 40 dividend-paying equity securities, although the number of holdings may vary based on market conditions and the Sub-Adviser’s discretion. The Sub-Adviser expects that most of the Fund’s holdings will have an established dividend track record, meaning that the company has paid a regular cash dividend that it has maintained or increased, generally over at least the prior three fiscal years. A reduction or suspension of a company’s dividend does not automatically result in a sale. The Sub-Adviser may continue to hold the company if it believes doing so is in the best interests of the Fund, subject to the Fund’s 80% investment policy. The Fund targets a weighted average portfolio dividend yield meaningfully above that of the broader U.S. equity market, with a secondary goal of holding companies with above-market dividend growth rates.

In addition, the Fund may depart from its principal investment strategies, including its 80% investment policy, and hold cash or cash equivalents for temporary defensive purposes in response to adverse market, economic, political or other conditions. During such periods, the Fund may not achieve its investment objective.

The Fund intends to pay dividends on a quarterly basis, with the goal of providing investors a consistent and growing income stream over time.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in dividend-paying equity securities.